Bank Indebtedness	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Bank Indebtedness
17.	BANK INDEBTEDNESS
On November 30, 2018, the Company obtained US $250.0
million in the form of a traditional asset-based revolving credit facility (the “Revolving Credit Facility”). The Revolving Credit Facility is secured by substantially all of the Company’s assets. Under the General Security Agreement, the Revolving Credit Facility has a priority claim on the accounts receivable and the inventories of the Company and a secondary claim on the rest of the Company’s assets. The Revolving Credit Facility contains a customary fixed charge coverage ratio when availability falls below a certain ratio. In May 2023, the Company increased its Revolving Credit Facility from US
$250 million to US $300 million and extended the term to
May
, 2028. The interest rate on the Revolving Credit Facility is based on
Secured Overnight Financing Rate (“SOFR”) plus a credit spread adjustment of 10 basis points plus an applicable margin, which varies depending on usage.
At December 31, 2024, the Company had drawn $0.4 million (US $0.3 million), and there was $361.8 million (US $251.4 million) of unused availability after taking into account $69.5 million (US $48.3 million) of outstanding letters of credit, and borrowing base reserves. At March 31, 2024, the Company had drawn $0.3 million (US $0.2 million), and there was $347.1 million (US $256.2 million) of unused availability after taking into account $59.1 million (US $43.6 million) of outstanding letters of credit and borrowing base reserves.
Initial transaction costs related to the Revolving Credit Facility obtained on November 30, 2018 amounted to $7.0 million, with additional transaction costs of $1.7 million incurred for the increase in the Revolving Credit Facility in May 2023. Transaction costs are disclosed as other non-current
assets in the consolidated statements of financial position, and have been amortized on a straight-line basis over the life of this facility, which has a maturity date of May 31, 2028. At December 31, 2024, the unamortized transaction costs related to the Revolving Credit Facility were $1.1 million (March 31, 2024 - $1.4 million).
Reconciliation of liabilities arising from financing activities
The changes in the Company’s bank indebtedness for the nine month period ended December 31, 2024 arising from financing activities are presented below:

Balance at March 31, 2023	$1.9

Revolving Credit Facility drawn	48.1

Repayment of Revolving Credit Facility	(49.8)

Foreign exchange	0.1

Balance at March 31, 2024	$0.3

Revolving Credit Facility drawn	3.0

Repayment of Revolving Credit Facility	(2.9)

Balance at December 31, 2024	$0.4